Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GLOBAL X FUNDS
Entity Central Index Key	0001432353
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000236197
Shareholder Report [Line Items]
Fund Name	Global X Interest Rate Volatility & Inflation Hedge ETF
Class Name	Global X Interest Rate Volatility & Inflation Hedge ETF
Trading Symbol	IRVH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Global X Interest Rate Volatility & Inflation Hedge ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/irvh/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/irvh/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Interest Rate Volatility & Inflation Hedge ETF	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund is an actively-managed ETF that seeks to achieve its investment objective primarily by investing, directly or indirectly, in a mix of U.S. Treasury Inflation-Protected Securities (“TIPS”) and long yield curve spread options, which are tied to the shape of the U.S. interest rate curve. The Fund’s strategy is designed to hedge against inflation risk and generate positive returns from the Fund’s options during periods when U.S. interest rate volatility increases and/or the U.S. interest rate curve steepens (i.e., when the spread between interest rates on U.S. long-term debt instruments and U.S. shorter-term debt instruments widens).

The Fund uses Bloomberg U.S. Treasury Inflation-Linked Bond Index as its secondary benchmark index (the “Secondary Index”). The Secondary Index is designed to measure the performance of the U.S. TIPS market.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 6.69%, while the Secondary Index increased 5.74%. The Fund had a net asset value of $20.29 per share on December 1, 2024 and ended the reporting period with a net asset value of $20.89 per share on November 30, 2025.

The Fund posted a modest gain during the reporting period, aided by elevated U.S. interest rate volatility and a late‑period shift toward policy easing. Treasury-market volatility jumped sharply in April after new tariff headlines, pushing the MOVE index higher and benefiting the portfolio’s long-volatility position in U.S. interest rates. Inflation then strengthened through mid-2025, with CPI rising 2.90% year over year in August and five-year breakeven rates near 2.44%. This supported the portfolio’s inflation‑linked holdings and helped reduce the risk of losses from any easing in inflation. In September, the Federal Reserve lowered interest rates by 0.25 percentage points. Markets then began to anticipate a bull steepening of the yield curve, which increased the value of the Fund’s yield-curve spread options. Over the first nine months of 2025, the spread between the 2-Year Treasury and the 10-Year Treasury widened by 21 basis points, helping to offset the impact of declining interest rate volatility from the April 8th peak through the end of the Fund's fiscal year. All the while, tariff-related announcements created stop‑start inflation impulses that nudged core goods prices and drove episodic swings in yields, reinforcing the Fund’s role as a hedge against both inflation surprises and rate shocks.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Interest Rate Volatility & Inflation Hedge ETF	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg U.S. Treasury Inflation-Linked Bond Index (USD) (TR)Footnote Reference*
Jul/22	$10,000	$10,000	$10,000
Nov/22	$9,307	$9,651	$9,653
Nov/23	$9,072	$9,765	$9,667
Nov/24	$8,857	$10,437	$10,272
Nov/25	$9,450	$11,032	$10,862

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,462,458
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 8,301
InvestmentCompanyPortfolioTurnover	14.81%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,462,458	44	$8,301	14.81%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Purchased Options	4.9%
U.S. Treasury Obligations	93.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Inflation Indexed Bonds, 0.13%, 7/15/2030	6.2%
U.S. Treasury Inflation Indexed Bonds, 1.25%, 4/15/2028	5.2%
U.S. Treasury Inflation Indexed Bonds, 2.13%, 1/15/2035	5.1%
U.S. Treasury Inflation Indexed Bonds, 1.88%, 7/15/2034	4.7%
U.S. Treasury Inflation Indexed Bonds, 1.63%, 4/15/2030	4.2%
U.S. Treasury Inflation Indexed Bonds, 1.88%, 7/15/2035	4.2%
U.S. Treasury Inflation Indexed Bonds, 1.38%, 7/15/2033	3.9%
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/2029	3.6%
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/2034	3.6%
U.S. Treasury Inflation Indexed Bonds, 1.13%, 1/15/2033	3.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/irvh/